Trade and other payables	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables	Trade and other payables

				$ million
		2022		2021
	Current	Non-current	Current	Non-current
Financial liabilities
Trade payables	47,210	—	37,327	—
Amounts payable to joint ventures and associates	2,660	—	2,165	—
Payables for capital expenditure and acquisitions	2,579	446	2,063	764
Payables related to the Gulf of Mexico oil spill	1,213	8,350	1,276	9,154
Other payables	5,995	1,133	5,736	175
	59,657	9,929	48,567	10,093
Non-financial liabilities
Sales taxes, customs duties, production taxes and social security	2,361	124	2,708	77
Other payables	1,966	334	1,336	397
	4,327	458	4,044	474
	63,984	10,387	52,611	10,567
Materially all of bp's trade payables have payment terms in the range of 30 to 60 days and give rise to operating cash flows.
Trade and other payables, other than those relating to the Gulf of Mexico oil spill, are predominantly interest free. See Note 29 (c) for further information.
Payables related to the Gulf of Mexico oil spill include amounts payable under the 2016 consent decree and settlement agreement with the United States and five Gulf coast states, including amounts payable for natural resource damages, state claims and Clean Water Act penalties. On a discounted basis the amounts included in payables related to the Gulf of Mexico oil spill for these elements of the agreements are $4,146 million payable over 10 years, $2,263 million payable over 11 years and $3,065 million payable over 10 years respectively at 31 December 2022. Reported within net cash provided by operating activities in the group cash flow statement is a net cash outflow of $1,370 million (2021 outflow of $1,484 million, 2020 outflow of $1,786 million) related to the Gulf of Mexico oil spill, which includes payments made in relation to these agreements. For full details of these agreements, see bp Annual Report and Form 20-F 2015 - Legal Proceedings.
Payables related to the Gulf of Mexico oil spill at 31 December 2022 also include amounts payable for settled economic loss and property damage claims which are payable over a period of up to five years.